Inventory Purchase Commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Beginning balance	¥ 1,322,448		¥ 1,244,743
Ending balance	1,412,748	$ 203,478	1,322,448	¥ 1,244,743
Supplier A [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Beginning balance	(1,322,448)	(190,472)	(1,244,743)	(1,244,743)
Additions	(90,300)	(13,006)	(77,705)	0
Ending balance	¥ (1,412,748)	$ (203,478)	¥ (1,322,448)	¥ (1,244,743)